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	Nov. 03, 2021	Oct. 26, 2021	Jul. 16, 2018	Mar. 20, 2017	Aug. 31, 2018	Feb. 28, 2022	Feb. 28, 2022	Aug. 31, 2017	Aug. 31, 2026	Feb. 28, 2019	Aug. 31, 2022	Aug. 31, 2022	Feb. 28, 2018	Aug. 31, 2019	Feb. 28, 2023	Feb. 28, 2023	Aug. 31, 2018	Feb. 29, 2020	Aug. 31, 2023	Aug. 31, 2023	Feb. 28, 2019	Aug. 31, 2020	Feb. 29, 2024	Feb. 29, 2024	Aug. 31, 2019	Feb. 28, 2021	Aug. 31, 2024	Aug. 31, 2024	Feb. 29, 2020	Aug. 31, 2021	Feb. 28, 2025	Feb. 28, 2025	Aug. 31, 2020	Feb. 28, 2022	Aug. 31, 2025	Aug. 31, 2025	Feb. 28, 2021	Aug. 31, 2022	Feb. 28, 2026	Feb. 28, 2026	Aug. 31, 2021	Feb. 28, 2023	Aug. 31, 2026	Aug. 31, 2026	Feb. 28, 2022	Aug. 31, 2023	Aug. 31, 2022	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2024	Aug. 31, 2023	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2026	Feb. 28, 2025	Aug. 31, 2026	Aug. 31, 2025	Feb. 28, 2026	Aug. 31, 2026
C000176692
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				$ 10,000				$ 10,680					$ 11,789				$ 12,554				$ 12,111				$ 12,497				$ 12,628				$ 15,116				$ 17,167				$ 20,114				$ 18,451		$ 16,432		$ 17,120		$ 19,157		$ 21,945		$ 23,994		$ 25,250		$ 27,334	$ 28,403	$ 31,025
C000202452
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			$ 10,000		$ 10,270					$ 9,906				$ 10,231				$ 10,347				$ 12,385				$ 14,088				$ 16,508				$ 15,167				$ 13,512				$ 14,080				$ 15,773		$ 18,093		$ 19,788		$ 20,841		$ 22,581		$ 23,494		$ 25,676
C000176694
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,310					11,083				12,869				12,082				12,263				12,144				13,245				18,660				20,284				18,971		17,391		17,860		18,193		20,003		21,401		21,417		23,397	27,587	29,095
C000202454
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,520					9,876				10,038				9,945				10,849				15,300				16,648				15,585				14,297				14,684				14,971		16,483		17,637		17,659		19,298		22,787		24,035
C000176695
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				11,050					11,770				11,509				11,098				11,415				11,644				13,662				15,561				16,468				14,261		12,128		12,967		13,631		14,373		15,771		15,515		17,852	21,457	22,669
C000202455
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,000					9,657				9,942				10,145				11,925				13,585				14,389				12,476				10,607				11,356				11,951		12,612		13,842		13,630		15,696		18,881		19,962
C000176696
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,146					10,435				10,934				11,220				11,380				11,132				11,073				12,286				14,014				14,705		13,927		14,583		14,618		15,458		17,460		18,405		19,783	22,771	23,448
C000202456
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,190					10,451				10,621				10,390				10,338				11,495				13,112				13,772				13,050				13,671				13,725		14,514		16,420		17,316		18,630		21,456		22,117
C000176698
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,221					10,034				10,124				10,312				10,931				11,238				11,350				11,244				11,388				10,938		10,044		9,824		9,898		10,159		10,666		10,799		10,969	11,406	11,153
C000202458
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,030					10,229				10,846				11,161				11,278				11,180				11,339				10,901				10,008				9,790				9,879		10,140		10,663		10,800		10,985		11,430		11,180
C000176699
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,080					10,152				10,304				10,434				10,623				10,705				10,605				11,050				11,232				11,461		11,213		11,467		11,786		12,360		12,798		13,086		13,412	13,916	13,969
C000202459
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,060					10,154				10,351				10,448				10,349				10,792				10,975				11,210				10,981				11,242				11,555		12,125		12,575		12,856		13,191		13,694		13,754
C000176700
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,301					10,334				10,441				10,562				10,877				11,003				11,007				11,671				11,897				11,846		11,495		11,623		11,921		12,666		13,233		13,677		14,138	14,604	14,880
C000202460
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,050					10,172				10,488				10,616				10,628				11,288				11,500				11,468				11,144				11,260				11,563		12,293		12,855		13,298		13,760		14,227		14,500
C000176701
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,126					9,986				10,089				10,316				10,838				11,077				11,089				11,066				11,241				10,907		10,474		10,540		10,640		11,006		11,208		11,354		11,263	11,815	11,631
C000202461
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,010					10,242				10,766				11,011				11,021				11,017				11,198				10,875				10,452				10,525				10,633		11,006		11,220		11,373		11,291		11,850		11,675
C000176693
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,095					10,394				10,601				10,509				10,471				10,903				11,102				12,112				12,335				12,263		11,919		12,493		12,974		13,805		14,246		14,455		14,844	15,178	15,527
C000202453
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		10,060					9,979				9,948				10,355				10,564				11,524				11,748				11,687				11,368				11,927				12,393		13,193		13,634		13,837		14,228		14,555		14,908
C000226066
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value		$ 10,000				$ 9,567					$ 8,894				$ 8,748				$ 9,748				$ 10,577				$ 11,597				$ 12,131				$ 12,699				$ 13,258				$ 14,211
C000226067
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value	$ 10,000						$ 9,449					$ 8,791				$ 8,652				$ 9,648				$ 10,477				$ 11,496				$ 12,041				$ 12,608				$ 13,179				$ 14,132
C000176697
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				10,000				10,060					9,205				9,483				6,632				4,198				3,695				3,353				3,879				3,879				3,879		3,879		3,879		3,879		3,879		3,879		3,820		4,184	5,091	5,073
C000202457
Account Value [Line Items]
Line Graph and Table Measure Name									Class Z
Accumulated Value			10,000		9,320					6,521				4,133				3,806				3,444				3,994				3,994				3,994				3,994				3,994				3,994		3,994		3,994		3,926		4,308		5,247		5,247
Russell 2500 Index
Account Value [Line Items]
Accumulated Value				10,000				10,190					11,077				12,568				11,782				11,670				11,570				12,463				16,881				18,179				16,948		15,353		16,029		16,372		17,992		19,217		19,366		21,146	23,621	26,547
Russell 2500 Index
Account Value [Line Items]
Accumulated Value			10,000		10,354					9,707				9,614				9,532				10,267				13,907				14,976				13,962				12,648				13,205				13,488		14,823		15,832		15,954		17,421		19,460		21,870
FTSE All-World ex US Index
Account Value [Line Items]
Accumulated Value				10,000				10,942					11,795				11,306				11,009				10,926				10,948				11,866				13,880				14,900				13,899		12,049		12,901		13,473		14,539		15,903		15,894		18,378	22,255	23,293
FTSE All-World ex US Index
Account Value [Line Items]
Accumulated Value			10,000		9,968					9,706				9,633				9,652				10,462				12,237				13,136				12,254				10,623				11,374				11,879		12,818		14,021		14,013		16,202		19,621		20,536
FTSE All World Developed Index
Account Value [Line Items]
Accumulated Value				10,000				10,660					11,625				12,023				11,607				11,986				12,115				14,014				15,716				18,165				17,275		15,360		15,988		17,742		19,925		22,025		22,924		25,490	28,336	31,181
FTSE All World Developed Index
Account Value [Line Items]
Accumulated Value			10,000		10,217					9,863				10,185				10,295				11,908				13,355				15,436				14,679				13,052				13,586				15,076		16,931		18,716		19,479		21,660		24,078		26,495
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value				10,000				10,334					10,107				10,225				10,431				11,298				11,680				12,025				11,783				12,008				11,506		10,624		10,381		10,482		10,732		11,253		11,359		11,607	12,067	11,827
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value			10,000		10,037					10,239				11,090				11,465				11,803				11,566				11,787				11,294				10,429				10,190				10,289		10,535		11,046		11,150		11,393		11,845		11,610
ICE BofA Global Broad Market (USD Hedged)
Account Value [Line Items]
Accumulated Value				10,000				10,294					10,219				10,358				10,619				11,488				11,730				11,892				11,746				11,956				11,476		10,655		10,423		10,603		10,920		11,367		11,527		11,704	12,113	11,880
ICE BofA Global Broad Market (USD Hedged)
Account Value [Line Items]
Accumulated Value			10,000		9,997					10,249				11,088				11,321				11,478				11,337				11,539				11,077				10,284				10,060				10,233		10,539		10,971		11,125		11,296		11,691		11,466
Russell 1000 Index
Account Value [Line Items]
Accumulated Value		$ 10,000				$ 9,474					$ 8,579				$ 8,697				$ 9,900				$ 11,289				$ 12,533				$ 13,334				$ 14,568				$ 15,566				$ 17,449
Russell 1000 Index
Account Value [Line Items]
Accumulated Value	$ 10,000						$ 9,304					$ 8,425				$ 8,540				$ 9,722				$ 11,087				$ 12,308				$ 13,095				$ 14,307				$ 15,286				$ 17,135
FTSE All World Developed Index
Account Value [Line Items]
Accumulated Value				10,000				10,660					11,625				12,023				11,607				11,986				12,115				14,014				15,716				18,165				17,275		15,360		15,988		17,742		19,925		22,025		22,924		25,490	28,336	31,181
FTSE All World Developed Index
Account Value [Line Items]
Accumulated Value			10,000		10,217					9,863				10,185				10,295				11,908				13,355				15,436				14,679				13,052				13,586				15,076		16,931		18,716		19,479		21,660		24,078		26,495
Russell 1000 Index
Account Value [Line Items]
Accumulated Value				10,000				10,504					11,619				12,585				12,199				12,899				13,153				15,801				17,663				20,897				20,086		18,188		18,438		20,989		23,935		26,572		28,270		30,886	33,001	36,993
Russell 1000 Index
Account Value [Line Items]
Accumulated Value			10,000		10,397					10,077				10,656				10,866				13,053				14,591				17,263				16,593				15,025				15,231				17,339		19,772		21,951		23,354		25,515		27,262		30,560
FTSE All-World High Dividend Yield Index
Account Value [Line Items]
Accumulated Value				10,000				10,546					11,184				10,962				10,866				10,762				10,546				10,691				12,419				13,762				13,990		12,683		13,569		14,016		15,119		16,796		17,281		19,226	22,858	24,139
FTSE All-World High Dividend Yield Index
Account Value [Line Items]
Accumulated Value			10,000		10,104					10,016				9,920				9,720				9,854				11,447				12,686				12,895				11,690				12,508				12,919		13,936		15,482		15,929		17,721		21,070		22,250
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value				10,000				10,334					10,107				10,225				10,431				11,298				11,680				12,025				11,783				12,008				11,506		10,624		10,381		10,482		10,732		11,253		11,359		11,607	12,067	11,827
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value			10,000		10,037					10,239				11,090				11,465				11,803				11,566				11,787				11,294				10,429				10,190				10,289		10,535		11,046		11,150		11,393		11,845		11,610
ICE BofA US Corporate & Government (1-3 Yr) Index
Account Value [Line Items]
Accumulated Value				10,000				10,089					10,025				10,111				10,280				10,580				10,781				10,968				10,991				11,018				10,822		10,573		10,542		10,741		11,031		11,416		11,645		11,948	12,217	12,274
ICE BofA US Corporate & Government (1-3 Yr) Index
Account Value [Line Items]
Accumulated Value			10,000		10,039					10,207				10,504				10,703				10,889				10,912				10,939				10,744				10,497				10,467				10,665		10,952		11,335		11,562		11,862		12,130		12,186
ICE BofA Global Corporate & High Yield (USD Hedged)
Account Value [Line Items]
Accumulated Value				10,000				10,419					10,384				10,474				10,719				11,666				12,026				12,307				12,449				12,789				12,084		11,085		11,079		11,369		11,903		12,509		12,826		13,188	13,658	13,548
ICE BofA Global Corporate & High Yield (USD Hedged)
Account Value [Line Items]
Accumulated Value			10,000		10,086					10,286				10,749				10,893				11,148				11,833				12,292				11,928				11,010				11,270				11,782		12,506		13,252		13,765		14,332		14,731		15,017
ICE BofA US Municipal Securities 2-12 Year Index
Account Value [Line Items]
Accumulated Value				10,000				10,355					10,167				10,308				10,583				11,070				11,305				11,421				11,463				11,667				11,297		10,929		11,006		11,095		11,478		11,653		11,806		11,977	12,478	12,252
ICE BofA US Municipal Securities 2-12 Year Index
Account Value [Line Items]
Accumulated Value			10,000		10,006					10,273				10,745				10,973				11,086				11,126				11,325				10,966				10,608				10,683				10,769		11,142		11,311		11,460		11,626		12,112		11,893
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value				$ 10,000				$ 10,334					$ 10,107				$ 10,225				$ 10,431				$ 11,298				$ 11,680				$ 12,025				$ 11,783				$ 12,008				$ 11,506		$ 10,624		$ 10,381		$ 10,482		$ 10,732		$ 11,253		$ 11,359		$ 11,607	$ 12,067	$ 11,827
ICE BofA US Broad Market Index
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,037					$ 10,239				$ 11,090				$ 11,465				$ 11,803				$ 11,566				$ 11,787				$ 11,294				$ 10,429				$ 10,190				$ 10,289		$ 10,535		$ 11,046		$ 11,150		$ 11,393		$ 11,845		$ 11,610